Statement of Cash Flows - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,809)	$ (48,469)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	1,500
Changes in operating assets and liabilities:
Accounts payable and accrued expenses		51,190
Increase in accounts payable - related party	1,419
Net cash used in operating activities	110	2,721
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used for investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities
Net increase (decrease) in cash	110	2,721
Cash, beginning of period		110
Cash, end of period	110	2,831
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid
Income taxes paid